Pensions and other postretirement benefits (Details 4) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amounts Recognized In the Consolidated Balance Sheet [Line Items]
Current liabilities	(17)	(18)
Noncurrent liabilities	(784)	(1,095)
Pensions [Member]
Amounts Recognized In the Consolidated Balance Sheet [Line Items]
Noncurrent assets	0	0
Current liabilities	0	0
Noncurrent liabilities	(524)	(829)
Total amount recognized	(524)	(829)
Other postretirement benefits [Member]
Amounts Recognized In the Consolidated Balance Sheet [Line Items]
Current liabilities	(17)	(18)
Noncurrent liabilities	(260)	(266)
Total amount recognized	(277)	(284)